Earnings per share (Details 2) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Diluted
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	$ 34,552	$ (37,515)	$ 49,084
Loss for the year of discontinued operations attributable to equity holders of the parent	0	(11,562)	(13,984)
Profit / (loss) for the year per share attributable to equity holders of the parent	$ 34,552	$ (49,077)	$ 35,100
Weighted average number of ordinary shares outstanding	891	588	579
Diluted earnings per share	$ 38.79	$ (83.41)	$ 60.66